Retained Earnings, Legal Reserve and Dividends [Text Block]	12 Months Ended
Mar. 31, 2015
Retained Earnings, Legal Reserve and Dividends [Text Block]
18.	RETAINED EARNINGS, LEGAL RESERVE AND DIVIDENDS

In addition to the Company Law, Japanese banks, including BTMU and MUTB, are required to comply with the Banking Law of Japan (the “Banking Law”).

Legal Reserve Set Aside as Appropriation of Retained Earnings and Legal Capital Surplus

Under the Company Law

The Company Law provides that an amount at least equal to 10% of the aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash outlays applicable to each period shall be appropriated and set aside as a legal reserve until the aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus equals 25% of stated capital as defined in the Company Law.

Under the Banking Law

The Banking Law provides that an amount at least equal to 20% of the aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash outlays applicable to each fiscal year shall be appropriated and set aside as a legal reserve until the aggregate amount of legal reserve set aside as appropriation of retained earnings and the legal capital surplus equals 100% of stated capital as defined in the Company Law.

Transfer of Legal Reserve

Under the Company Law

Under the Company Law, Japanese companies, including MUFG, were permitted, pursuant to a resolution by the shareholders at a general meeting, to make legal reserve set aside as appropriation of retained earnings and legal capital surplus available for dividends until the aggregate amount of the legal reserve and legal capital surplus equals 25% of stated capital as defined in the Company Law.

Under the Company Law, Japanese companies, including MUFG, BTMU and MUTB, are permitted, primarily pursuant to a resolution by the shareholders at a general meeting, to transfer legal capital surplus and legal reserve to stated capital and/or retained earnings without limitations of thresholds, thereby effectively removing the thresholds provided for in the Company Law and Banking Law at the company’s discretion.

Under the Banking Law

Under the Banking Law, Japanese banks, including BTMU and MUTB, were permitted, pursuant to a resolution by the shareholders at a general meeting, to make legal reserve set aside as an appropriation of retained earnings and legal capital surplus available for dividends until the aggregate amount of the legal reserve and legal capital surplus equals 100% of stated capital as defined in the Company Law.

Unappropriated Retained Earnings and Dividends

In addition to the provision that requires an appropriation for legal reserve as described above, the Company Law and the Banking Law impose certain limitations on the amount available for dividends.

Under the Company Law, the amount available for dividends is based on the amount recorded in MUFG’s general books of account maintained in accordance with accounting principles generally accepted in Japan (“Japanese GAAP”). The adjustments included in the accompanying consolidated financial statements but not recorded in MUFG’s general books of account, as explained in Note 1, have no effect on the determination of retained earnings available for dividends under the Company Law. Under the Banking Law, MUFG, BTMU and MUTB have to meet the minimum capital adequacy requirements and distributions of retained earnings of MUFG, BTMU and MUTB, which are otherwise distributable to shareholders, are restricted in order to maintain the minimum capital requirements.

MUFG was established on April 2, 2001 with common stock of ¥924,400 million, preferred stock of ¥222,100 million, legal capital surplus of ¥2,838,693 million and no retained earnings in accordance with the Commercial Code of Japan (“the Code”), which was replaced by the Company Law, and Japanese GAAP.

On October 1, 2005, MUFG started with common stock and preferred stock of ¥1,383,052 million, legal capital surplus of ¥3,577,570 million and retained earnings of ¥757,458 million in accordance with the Code and Japanese GAAP.

MUFG’s amount available for dividends, at March 31, 2015, was ¥4,202,116 million, which is based on the amount recorded in MUFG’s general books of account under Japanese GAAP.

Annual dividends, including those for preferred stock, are approved by the shareholders at an annual general meeting held subsequent to the fiscal year to which the dividends are applicable. In addition, a semi-annual interim dividend payment may be made by resolution of the Board of Directors, subject to limitations imposed by the Company Law and the Banking Law.

In the accompanying consolidated statements of equity, dividends and appropriations to legal reserve shown for each fiscal year represent dividends approved and paid during the fiscal year and the related appropriation to legal reserve.